Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,292,000
Previously Paid Amount	0.00
Total Fee Amount	178.43
Total Offset Amount	0.00
Net Fee	178.43
Narrative - Max Aggregate Offering Price	$ 1,292,000
Final Prospectus	true